Combined Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities
Net loss	$ (5,567,960)	$ (3,852,119)	$ (5,578,690)	$ (2,842,512)
Stock-based compensation expense	749,809	385,342	499,690	316,949
Depreciation and amortization	73,746	63,596	97,476	58,819
Amortization of prepaid research and development - related party (Note 8)	91,488	5,083	35,579
Deferred taxes	(23,910)	(549,158)	(813,697)	(911,305)
(Increase) decrease in prepaid expenses, other	484,053	(324,510)	(497,322)	(24,000)
(Increase) in prepaid research and development - related party (Note 8)	(150,000)	(315,000)	(465,000)
Increase in interest payable to Ampio			46,002
Increase (decrease) in accounts payable	(103,157)	582,898	421,870	227,632
Increase (decrease) in related party payable (Note 8)	(92,509)	299,469	561,059
Increase in accrued compensation	98,949
(Decrease) increase in accrued interest payable	(42,673)	12,033
Increase (decrease) in deferred revenue	(64,286)	(37,500)	191,071	(50,000)
Net cash used in operating activities	(4,546,450)	(3,729,866)	(5,501,962)	(3,224,417)
Cash flows used in investing activities
Purchase of fixed assets			(9,298)	(8,920)
Purchase of patents				(330,000)
Deposits	(1,998)
Net cash used in investing activities	(1,998)		(9,298)	(338,920)
Cash flows from financing activities
Contribution from Ampio		637,210	637,210	2,496,747
Proceeds from convertible note from Ampio	3,400,000	4,300,000	4,600,000
Proceeds from sale of Luoxis common stock (Note 6)				4,652,500
Costs related to sale of Luoxis common stock (Note 6)				(672,210)
Net cash provided by financing activities	3,400,000	4,937,210	5,237,210	6,477,037
Net change in cash and cash equivalents	(1,148,448)	1,207,344	(274,050)	2,913,700
Cash and cash equivalents at beginning of period	2,639,650	2,913,700	2,913,700
Cash and cash equivalents at end of period	1,491,202	4,121,044	2,639,650	2,913,700
Non-cash transactions:
Issuance of Luoxis stock for patents				50,000
Warrant compensation from Luoxis common stock offering costs (Note 7)	$ 313,000			$ 313,064
Issuance of common stock in exchange for Vyrix acquired assets		6,803,356	6,803,356
Related party research and development liability included in prepaid research and development - related party		$ 300,000	$ 150,000